Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure of Trade and Other Payables [Line Items]
Trade and Other Payables
21.
Trade and Other Payables

Trade and Other Payables are composed of the following:

	2021	2020
Trade Payables	269,227	136,727
Accrued Liabilities	3,173	2,928
Other Payables	4,760	3,210
Total Trade and other payables	277,160	142,865

Trade and Other Payables are classified as current liabilities as the payment is due within one year or less. Moreover, the carrying amounts are considered to be the same as fair values, due to their short – term nature.

Trade Payables correspond to liabilities with Merchants, either related to payin transactions processed or payout transactions to be processed at their request. Accrued Liabilities mainly correspond to obligations with legal and tax advisors, and auditors. Other Payables mainly correspond to obligations related to processors’ costs and the acquisitions of office goods and services necessary for the ordinary course of the business.